INCOME TAXES - temporary differences and unused tax losses that have not been included on the consolidated statement of financial position (Details) - CAD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
Share issue costs
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	$ 6,350	$ 2,895
Intangible assets
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	(3,560)	(6,051)
ROU asset
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	(1,562)	(1,988)
Lease liability
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	1,598	1,980
Allowable capital losses
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	1,844	918
Deferred financing costs
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	471	35
Onerous contract provision
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position		819
Contractual obligation
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	8,879	10,700
Property, plant and equipment
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	(1,572)	(1,482)
Marketable securities and derivatives
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	16
Non-capital losses
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	$ 48,461	$ 14,935